Equity and Other Equity Items - Shares Activity (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity [abstract]
Authorized shares as of the beginning of the year	3,500,000	3,500,000
At the beginning of the year	1,565,006	794,688
Exercise of stock options	18	15
Issuance of shares (Note 31)	11,350	770,303
As of the end of the year	1,576,374	1,565,006